Commitments and Contingencies (Schedule of Annual Maturities of Future Minimum Lease Commitments Under Capital and Non-Cancelable Operating Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Commitments and Contingencies
Capital Leases, 2012	¥ 2,060
Capital Leases, 2013	850
Capital Leases, 2014	137
Capital Leases, 2015	75
Capital Leases, 2016	28
Capital Leases, 2017 and thereafter	14
Capital Leases, total minimum lease payments	3,164
Less: amounts representing interest	(46)
Present value of net minimum capital lease payments	3,118
Operating Leases, 2012	906
Operating Leases, 2013	708
Operating Leases, 2014	525
Operating Leases, 2015	275
Operating Leases, 2016	165
Operating Leases, 2017 and thereafter	114
Operating Leases, total minimum lease payments	¥ 2,693